Current Assets - Cash and Cash Equivalents - Additional Information (Details) - Deposit	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Current Assets Cash And Cash Equivalents [Line Items]
Number of Australian banks containing short term deposit	2
Average interest rate of short term deposits	0.24%	1.01%
Bottom of Range
Current Assets Cash And Cash Equivalents [Line Items]
Short term deposit period	30 days
Top of Range
Current Assets Cash And Cash Equivalents [Line Items]
Short term deposit period	90 days